Recoverable Cash Advances (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Current and Non-current Portion Cash Advances

(€‘000)	As at June 30, 2022	As at December 31, 2021
Non-Current portion	5 971	5 851
Current portion	669	362

Total Recoverable Cash Advances	6 640	6 213